NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES
NOTE 15 – NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES
Noncontrolling interests represent the equity ownership interests in consolidated subsidiaries not owned by the Company. Noncontrolling interests are adjusted for contributions, distributions, and income and loss attributable to the noncontrolling interest partners of the consolidated entities. Income and losses are allocated to the noncontrolling interests based on the respective governing documents.
There are noncontrolling interests in certain of the Company’s consolidated subsidiaries. The noncontrolling interests are summarized as follows:

	As of December 31, 2019	As of December 31, 2018
2degrees	$39,223	$20,426
NuevaTel	45,122	51,165
Trilogy International Partners LLC	(28,159)	(32,874)
Salamanca Solutions International LLC	(698)	(738)

Noncontrolling interests	$55,488	$37,979

As a result of the consummation of the Arrangement, there are noncontrolling interests in Trilogy LLC presented in the table above for the period beginning February 7, 2017. See Note 1 – Description of Business, Basis of Presentation and Summary of Significant Accounting Policies.
Supplemental Cash Flow Disclosure:
During the year
s
ended December 31, 2019
 and 2018
, NuevaTel declared and paid dividends to a noncontrolling interest of $7.7 million and $6.8 million, respectively
. The dividends were recorded as a financing activity in the Consolidated Statements of Cash Flows for the
years ended December 31, 2019 and 2018. There were no dividends declared by NuevaTel during the year ended December 31, 201
7
.